Financial Instruments - Schedule of Movement of Assets and Liabilities Valued Using Level 3 Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	$ 11,333
Balance at the end	10,357	$ 11,333
Balance at the beginning	3,468
Balance at the end	3,570	3,468
Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	77
Balance at the end	93	77
Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	23
Balance at the end	72	23
Level 3 | Financial Liability Under Option Arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	77	72	$ 73
Addition	1
Change in fair value	10	6
Translation difference	5	(1)	(1)
Balance at the end	93	77	72
Level 3 | Liability Towards Contingent Consideration
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	3		12
Addition due to business combination	8	4
Payments	(1)		(12)
Translation difference	1	(1)
Balance at the end	11	3
Level 3 | Unquoted Equity and Preference Securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	23	11	24
Purchase of investments		3
Fair value gain/(loss) recognised through profit and loss	3
Fair value gain/(loss) recognised through other comprehensive income	47	9	5
Transferred from Level 3 to Level 1 based on quotes prices			(14)
Translation difference	(1)		(4)
Balance at the end	72	23	11
Level 3 | Others
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Balance at the beginning	23	24	21
Purchase of investments	4	4	2
Fair value gain/(loss) recognised through profit and loss	2	(3)	4
Sale of investments		(1)	(3)
Translation difference	(1)	(1)
Balance at the end	$ 28	$ 23	$ 24